Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of financial liabilities [abstract]
Accounts payable, accrued expenses, and other items	$ 4,454	$ 6,571
Accrued interest	828	1,142
Accrued salaries and employee benefits	2,966	2,900
Cheques and other items in transit	2,069	2,440
Current income tax payable	142	275
Deferred tax liabilities	265	284
Defined benefit liability	1,819	3,302
Lease liabilities	5,588	6,095
Liabilities related to structured entities	3,991	5,898
Provisions	1,421	1,569
Total	$ 23,543	$ 30,476